United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  December 31

Date of Reporting Period:  July 1 – September 30, 2013

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.1%
CONSUMER DISCRETIONARY-7.6%
	Apparel Retail-3.7%
65,000	Chico’s FAS, Inc.	$1,082,900
62,000	Foot Locker, Inc.	2,104,280
		3,187,180
	Automotive Retail-1.1%
12,700	Lithia Motors, Inc., Class A	926,592

	Housewares & Specialties-2.1%
37,500	Jarden Corp.(1)	1,815,000

	Restaurants-0.7%
3,000	Buffalo Wild Wings, Inc.(1)	333,660
1,500	Panera Bread Co., Class A(1)	237,795
		571,455
TOTAL CONSUMER DISCRETIONARY		6,500,227

CONSUMER STAPLES-3.1%
	Brewers-2.3%
8,000	The Boston Beer Co., Inc., Class A(1)	1,953,680

	Packaged Foods & Meats-0.8%
34,000	WhiteWave Foods Co., Class A(1)	678,980

TOTAL CONSUMER STAPLES		2,632,660

ENERGY-6.2%
	Oil & Gas Drilling-0.4%
6,900	Atwood Oceanics, Inc.(1)	379,776

	Oil & Gas Equipment & Services-0.4%
14,100	Superior Energy Services, Inc.(1)	353,064

	Oil & Gas Exploration & Production-4.5%
54,000	Carrizo Oil & Gas, Inc.(1)	2,014,740
10,000	Newfield Exploration Co.(1)	273,700
12,000	Rosetta Resources, Inc.(1)	653,520
7,500	SM Energy Co.	578,925
5,000	Whiting Petroleum Corp.(1)	299,250
		3,820,135
	Oil & Gas Refining & Marketing-0.9%
16,500	Tesoro Corp.	725,670

TOTAL ENERGY		5,278,645

Shares/Principal Amount		Value
FINANCIALS-9.2%
	Asset Management & Custody Banks-1.5%
15,000	Cohen & Steers, Inc.	$529,650
66,000	WisdomTree Investments, Inc.(1)	766,260
		1,295,910
	Consumer Finance-0.5%
7,500	Portfolio Recovery Associates, Inc.(1)	449,550

	Investment Banking & Brokerage-2.2%
45,000	Stifel Financial Corp.(1)	1,854,900

	Property & Casualty Insurance-1.4%
6,500	Allied World Assurance Co.
	Holdings AG	646,035
22,500	First American Financial Corp.	547,875
		1,193,910
	Regional Banks-3.6%
20,000	Banner Corp.	763,200
105,000	Cardinal Financial Corp.	1,735,650
10,000	UMB Financial Corp.	543,400
		3,042,250
TOTAL FINANCIALS		7,836,520

HEALTH CARE-13.6%
	Biotechnology-4.2%
50,000	Astex Pharmaceuticals, Inc.(1)	424,000
35,000	Cubist Pharmaceuticals, Inc.(1)	2,224,250
1,700	Medivation, Inc.(1)	101,898
26,000	Myriad Genetics, Inc.(1)	611,000
16,000	Neurocrine Biosciences, Inc.(1)	181,120
		3,542,268
	Health Care Equipment-4.3%
25,000	Analogic Corp.	2,066,000
35,000	Insulet Corp.(1)	1,268,400
15,000	SurModics, Inc.(1)	356,700
		3,691,100
	Health Care Services-2.0%
20,000	Covance, Inc.(1)	1,729,200

	Health Care Supplies-2.7%
11,500	Align Technology, Inc.(1)	553,380
20,000	Neogen Corp.(1)	1,214,400
25,000	Rochester Medical Corp.(1)	499,000
		2,266,780
	Pharmaceuticals-0.4%
5,000	Salix Pharmaceuticals, Ltd.(1)	334,400

TOTAL HEALTH CARE		11,563,748

INDUSTRIALS-29.4%
	Aerospace & Defense-8.0%
75,000	Hexcel Corp.(1)	2,910,000
67,000	Moog, Inc., Class A(1)	3,930,890
		6,840,890

Shares/Principal Amount		Value
	Airlines-2.4%
19,000	Allegiant Travel Co.	$2,001,840

	Building Products-4.5%
42,000	AAON, Inc.	1,115,520
27,000	Lennox International, Inc.	2,032,020
30,000	Masco Corp.	638,400
		3,785,940
	Construction & Engineering-8.0%
55,200	Chicago Bridge & Iron Co., N.V.	3,740,904
10,000	MasTec, Inc.(1)	303,000
100,000	Quanta Services, Inc.(1)	2,751,000
		6,794,904
	Electronics-2.3%
23,200	OSI Systems, Inc.(1)	1,727,704
14,000	Zygo Corp.(1)	223,720
		1,951,424
	Industrial Machinery-0.6%
4,000	Chart Industries, Inc.(1)	492,160

	Miscellaneous Manufacturing-0.9%
20,000	Actuant Corp., Class A	776,800

	Trading Companies & Distributors-1.7%
25,000	United Rentals, Inc.(1)	1,457,250

	Trucking-1.0%
15,000	Ryder System, Inc.	895,500

TOTAL INDUSTRIALS		24,996,708

INFORMATION TECHNOLOGY-18.0%
	Application Software-2.5%
30,000	Bottomline Technologies de, Inc.(1)	836,400
3,550	Concur Technologies, Inc.(1)	392,275
35,000	Netscout Systems, Inc.(1)	894,950
		2,123,625
	Communications Equipment-0.2%
4,000	Palo Alto Networks, Inc.(1)	183,280

	Computer Hardware-1.0%
21,500	NCR Corp.(1)	851,615

	Data Processing & Outsourced Services-2.6%
24,000	Heartland Payment Systems, Inc.	953,280
15,000	Syntel, Inc.	1,201,500
		2,154,780
	Electronic Manufacturing Services-0.8%
30,000	Benchmark Electronics, Inc.(1)	686,700

	Internet Software & Services-3.3%
20,000	Blucora, Inc.(1)	459,600
10,000	j2 Global, Inc.	495,200
25,000	Trulia, Inc.(1)	1,175,750

Shares/Principal Amount		Value
31,500	ValueClick, Inc.(1)	$656,775
		2,787,325
	Semiconductor Equipment-2.7%
77,800	Teradyne, Inc.(1)	1,285,256
33,000	Ultratech, Inc.(1)	999,900
		2,285,156
	Semiconductors-2.4%
13,000	Cree, Inc.(1)	782,470
4,800	First Solar, Inc.(1)	193,008
137,500	LSI Corp.	1,075,250
		2,050,728
	Systems Software-2.5%
30,000	MICROS Systems, Inc.(1)	1,498,200
30,000	Qualys, Inc.(1)	641,700
		2,139,900
TOTAL INFORMATION TECHNOLOGY		15,263,109

MATERIALS-2.2%
	Diversified Metals & Mining-0.5%
17,000	US Silica Holdings, Inc.	423,300

	Forest Products-1.7%
83,500	Louisiana-Pacific Corp.(1)	1,468,765

TOTAL MATERIALS		1,892,065

UTILITIES-2.8%
	Electric Utilities-2.8%
25,000	ITC Holdings Corp.	2,346,500

TOTAL UTILITIES		2,346,500

TOTAL COMMON STOCKS
(Cost $49,495,114)		78,310,182

EXCHANGE TRADED FUNDS-4.2%
15,000	iShares® Russell 2000® Growth Index ETF	1,887,600
15,500	iShares® Russell 2000® Index ETF	1,652,610

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,831,585)		3,540,210

SHORT TERM INVESTMENTS-4.1%
	Mutual Funds-4.1%
3,522,602	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,522,602

TOTAL SHORT TERM INVESTMENTS
(Cost $3,522,602)		3,522,602

Value
TOTAL INVESTMENTS-100.4%
(Cost $55,849,301)	$85,372,994
OTHER ASSETS AND LIABILITIES- NET(2)-(0.4)%	(370,451)
NET ASSETS-100.0%	$85,002,543

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2013.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-97.4%
CONSUMER DISCRETIONARY-9.4%
	Apparel Retail-1.2%
50,000	The Gap, Inc.	$2,014,000
33,000	TJX Cos., Inc.	1,860,870
		3,874,870
	Auto Parts & Equipment-2.3%
100,000	Delphi Automotive PLC	5,842,000
30,000	Johnson Controls, Inc.	1,245,000
		7,087,000
	Automobile Manufacturers-0.8%
150,000	Ford Motor Co.	2,530,500

	Broadcasting-1.7%
100,000	CBS Corp., Class B	5,516,000

	Cable & Satellite-0.4%
25,000	Comcast Corp., Class A	1,128,750

	Department Stores-1.4%
100,000	Macy’s, Inc.	4,327,000

	Movies & Entertainment-1.6%
80,000	The Walt Disney Co.	5,159,200

TOTAL CONSUMER DISCRETIONARY		29,623,320

CONSUMER STAPLES-8.9%
	Distillers & Vintners-1.2%
30,000	Diageo PLC, ADR	3,812,400

	Drugs Retail-2.3%
125,000	CVS Caremark Corp.	7,093,750

	Food Retail-2.2%
100,000	Mondelez International, Inc., Class A	3,142,000
62,000	Whole Foods Market, Inc.	3,627,000
		6,769,000
	Packaged Foods & Meats-1.3%
50,000	General Mills, Inc.	2,396,000
25,000	Nestle SA, ADR	1,740,000
		4,136,000
	Soft Drinks-1.9%
160,000	The Coca-Cola Co.	6,060,800

TOTAL CONSUMER STAPLES		27,871,950

Shares/Principal Amount		Value

ENERGY-8.2%
	Integrated Oil & Gas-0.5%
13,000	Chevron Corp.	$1,579,500

	Oil & Gas Drilling-0.4%
25,000	Ensco PLC, Class A	1,343,750

	Oil & Gas Equipment & Services-0.5%
21,000	National Oilwell Varco, Inc.	1,640,310

	Oil & Gas Exploration & Production-6.3%
100,000	Carrizo Oil & Gas, Inc.(1)	3,731,000
15,000	Cimarex Energy Co.	1,446,000
40,000	ConocoPhillips	2,780,400
40,500	Continental Resources, Inc.(1)	4,344,030
20,000	EQT Corp.	1,774,400
10,000	Pioneer Natural Resources Co.	1,888,000
15,000	Rosetta Resources, Inc.(1)	816,900
80,000	Southwestern Energy Co.(1)	2,910,400
		19,691,130
	Oil & Gas Refining & Marketing-0.5%
45,000	Valero Energy Corp.	1,536,750

TOTAL ENERGY		25,791,440

FINANCIALS-17.8%
	Asset Management & Custody Banks-2.7%
265,000	Invesco, Ltd.	8,453,500

	Consumer Finance-2.7%
110,000	American Express Co.	8,307,200

	Diversified Banks-3.6%
30,000	The Toronto-Dominion Bank	2,699,400
210,000	Wells Fargo & Co.	8,677,200
		11,376,600
	Investment Banking & Brokerage-1.7%
200,000	Morgan Stanley	5,390,000

	Property & Casualty Insurance-2.2%
75,000	ACE, Ltd.	7,017,000

	Regional Banks-3.4%
150,000	BB&T Corp.	5,062,500
300,000	Fifth Third Bancorp	5,412,000
		10,474,500
	Specialized REITS-1.5%
100,000	Plum Creek Timber Co., Inc.	4,683,000

TOTAL FINANCIALS		55,701,800

HEALTH CARE-13.1%
	Biotechnology-3.2%
35,000	Amgen, Inc.	3,917,900
30,000	Celgene Corp.(1)	4,617,900

Shares/Principal Amount		Value
24,000	Gilead Sciences, Inc.(1)	$1,508,160
		10,043,960
	Health Care Equipment-1.3%
25,000	Baxter International, Inc.	1,642,250
40,000	Covidien PLC	2,437,600
		4,079,850
	Managed Health Care-1.3%
60,000	UnitedHealth Group, Inc.	4,296,600

	Pharmaceuticals-7.3%
100,000	Abbott Laboratories	3,319,000
35,000	Allergan, Inc.	3,165,750
100,000	Johnson & Johnson	8,669,000
135,000	Merck & Co., Inc.	6,427,350
40,000	Zoetis, Inc.	1,244,800
		22,825,900
TOTAL HEALTH CARE		41,246,310

INDUSTRIALS-20.3%
	Aerospace & Defense-8.9%
23,000	B/E Aerospace, Inc.(1)	1,697,860
75,000	The Boeing Co.	8,812,500
75,000	Honeywell International, Inc.	6,228,000
155,000	Moog, Inc., Class A(1)	9,093,850
9,500	Precision Castparts Corp.	2,158,780
		27,990,990
	Airlines-0.7%
150,000	Southwest Airlines Co.	2,184,000

	Construction & Engineering-2.9%
135,000	Chicago Bridge & Iron Co., N.V.	9,148,950

	Industrial Conglomerates-3.2%
425,000	General Electric Co.	10,153,250

	Railroads-2.8%
25,000	Canadian National Railway Co.	2,534,250
40,000	Union Pacific Corp.	6,213,600
		8,747,850
	Trucking-1.8%
75,000	JB Hunt Transport Services, Inc.	5,469,750

TOTAL INDUSTRIALS		63,694,790

INFORMATION TECHNOLOGY-17.7%
	Application Software-0.3%
12,000	ANSYS, Inc.(1)	1,038,240

	Communications Equipment-3.0%
10,000	F5 Networks, Inc.(1)	857,600
125,000	QUALCOMM, Inc.	8,420,000
		9,277,600
	Computer Hardware-2.4%
16,000	Apple, Inc.	7,628,000

Shares/Principal Amount		Value
	Computer Storage & Peripherals-2.8%
225,000	EMC Corp.	$5,751,000
50,000	SanDisk Corp.	2,975,500
		8,726,500
	Internet Software & Services-1.7%
6,000	Google, Inc., Class A(1)	5,255,460

	Semiconductor Equipment-0.9%
50,000	Applied Materials, Inc.	877,000
40,000	Lam Research Corp.(1)	2,047,600
		2,924,600
	Semiconductors-1.6%
55,000	Avago Technologies, Ltd.	2,371,600
100,000	Broadcom Corp., Class A	2,601,000
		4,972,600
	Systems Software-5.0%
200,000	Microsoft Corp.	6,662,000
275,000	Oracle Corp.	9,121,750
		15,783,750
TOTAL INFORMATION TECHNOLOGY		55,606,750

MATERIALS-2.0%
	Diversified Chemicals-0.5%
10,000	PPG Industries, Inc.	1,670,600

	Fertilizers & Agricultural Chemicals-1.5%
11,500	CF Industries Holdings, Inc.	2,424,545
21,000	Monsanto Co.	2,191,770
		4,616,315
TOTAL MATERIALS		6,286,915

TOTAL COMMON STOCKS
(Cost $227,174,864)		305,823,275

SHORT TERM INVESTMENTS-3.9%
	Mutual Funds-3.9%
12,120,406	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	12,120,406

TOTAL SHORT TERM INVESTMENTS
(Cost $12,120,406)		12,120,406

TOTAL INVESTMENTS-101.3%
(Cost $239,295,270)		317,943,681
OTHER ASSETS AND LIABILITIES- NET(2)-(1.3)%		(4,029,215)
NET ASSETS-100.0%		$313,914,466

(1) Non-income producing security.

(2) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2013.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.
SA		Generally designates corporations in various countries, mostly those employing the civil law.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2013 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-59.0%
CONSUMER DISCRETIONARY-4.7%
	Auto Parts & Equipment-0.5%
10,000	Johnson Controls, Inc.	$415,000

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	451,500

	Department Stores-1.3%
24,000	Macy’s, Inc.	1,038,480

	Home Improvement Retail-0.6%
6,500	The Home Depot, Inc.	493,025

	Leisure Products-0.6%
11,000	Mattel, Inc.	460,460

	Restaurants-1.2%
10,500	McDonald’s Corp.	1,010,205

TOTAL CONSUMER DISCRETIONARY		3,868,670

CONSUMER STAPLES-5.9%
	Drugs Retail-0.7%
10,000	CVS Caremark Corp.	567,500

	Packaged Foods & Meats-2.4%
10,000	General Mills, Inc.	479,200
8,000	Kraft Foods Group, Inc.	419,520
15,000	The Kroger Co.	605,100
7,500	Nestle SA, ADR	522,000
		2,025,820
	Soft Drinks-2.0%
25,000	The Coca-Cola Co.	947,000
15,000	Dr. Pepper Snapple Group, Inc.	672,300
		1,619,300
	Tobacco-0.8%
19,000	Altria Group, Inc.	652,650

TOTAL CONSUMER STAPLES		4,865,270

ENERGY-7.1%
	Integrated Oil & Gas-3.5%
8,000	Chevron Corp.	972,000
12,000	Exxon Mobil Corp.	1,032,480
9,000	Occidental Petroleum Corp.	841,860
		2,846,340
	Oil & Gas Drilling-1.2%
18,000	Ensco PLC, Class A	967,500

Shares/Principal Amount		Value
	Oil & Gas Equipment & Services-1.4%
5,000	National Oilwell Varco, Inc.	$390,550
10,000	Oceaneering International, Inc.	812,400
		1,202,950
	Oil & Gas Exploration & Production-1.0%
12,000	ConocoPhillips	834,120

TOTAL ENERGY		5,850,910

FINANCIALS-8.7%
	Consumer Finance-0.8%
9,000	American Express Co.	679,680

	Diversified Banks-0.7%
16,000	US Bancorp	585,280

	Life & Health Insurance-0.8%
8,000	Prudential Financial, Inc.	623,840

	Other Diversified Financial Services-0.9%
15,000	JPMorgan Chase & Co.	775,350

	Property & Casualty Insurance-1.5%
13,000	ACE, Ltd.	1,216,280

	Regional Banks-2.8%
18,000	BB&T Corp.	607,500
11,600	Commerce Bancshares, Inc.	508,196
16,000	The PNC Financial Services Group, Inc.	1,159,200
		2,274,896
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	397,750

	Specialized REITS-0.7%
12,000	Plum Creek Timber Co., Inc.	561,960

TOTAL FINANCIALS		7,115,036

HEALTH CARE-6.4%
	Health Care Distributors-1.1%
6,800	McKesson Corp.	872,440

	Healthcare Equipment-0.4%
6,000	Covidien PLC	365,640

	Pharmaceuticals-4.9%
36,500	Bristol-Myers Squibb Co.	1,689,220
13,500	Eli Lilly & Co.	679,455
7,800	Johnson & Johnson	676,182
20,000	Merck & Co., Inc.	952,200
		3,997,057
TOTAL HEALTH CARE		5,235,137

Shares/Principal Amount		Value
INDUSTRIALS-7.7%
	Aerospace & Defense-1.6%
7,000	The Boeing Co.	$822,500
6,000	Honeywell International, Inc.	498,240
		1,320,740
	Air Freight & Logistics-0.6%
5,700	United Parcel Service, Inc., Class B	520,809

	Building Products-0.3%
11,000	Masco Corp.	234,080

	Construction & Engineering-1.3%
15,000	Chicago Bridge & Iron Co., N.V.	1,016,550

	Industrial Conglomerates-0.9%
30,000	General Electric Co.	716,700

	Industrial Machinery-0.7%
8,000	Eaton Corp. PLC	550,720

	Railroads-2.3%
10,000	Norfolk Southern Corp.	773,500
7,300	Union Pacific Corp.	1,133,982
		1,907,482
TOTAL INDUSTRIALS		6,267,081

INFORMATION TECHNOLOGY-11.2%
	Communications Equipment-1.4%
22,500	Cisco Systems, Inc.	526,950
10,000	QUALCOMM, Inc.	673,600
		1,200,550
	Computer Hardware-4.3%
4,300	Apple, Inc.	2,050,025
8,000	International Business Machines Corp.	1,481,440
		3,531,465
	Internet Software & Services-1.5%
1,400	Google, Inc., Class A(1)	1,226,274

	Semiconductor Equipment-0.6%
27,000	Applied Materials, Inc.	473,580

	Semiconductors-2.2%
17,500	Broadcom Corp., Class A	455,175
19,000	Intel Corp.	435,480
22,000	Texas Instruments, Inc.	885,940
		1,776,595
	Systems Software-1.2%
15,000	Microsoft Corp.	499,650
15,000	Oracle Corp.	497,550
		997,200
TOTAL INFORMATION TECHNOLOGY		9,205,664

Shares/Principal Amount		Value
MATERIALS-4.1%
	Diversified Chemicals-3.1%
17,000	The Dow Chemical Co.	$652,800
17,500	EI du Pont de Nemours & Co.	1,024,800
5,000	PPG Industries, Inc.	835,300
		2,512,900
	Fertilizers & Agricultural Chemicals-0.5%
1,800	CF Industries Holdings, Inc.	379,494

	Paper Products-0.5%
10,000	International Paper Co.	448,000

TOTAL MATERIALS		3,340,394

TELECOMMUNICATION SERVICES-1.3%
	Integrated Telecommunication Services-1.3%
10,000	AT&T, Inc.	338,200
15,000	Verizon Communications, Inc.	699,900
		1,038,100
TOTAL TELECOMMUNICATION SERVICES		1,038,100

UTILITIES-1.9%
	Electric Utilities-1.9%
10,000	Duke Energy Corp.	667,800
7,500	NextEra Energy, Inc.	601,200
7,500	The Southern Co.	308,850
		1,577,850
TOTAL UTILITIES		1,577,850

TOTAL COMMON STOCKS
(Cost $36,227,958)		48,364,112

EXCHANGE TRADED FUNDS-2.6%
13,500	iShares MSCI EAFE ETF	861,165
3,500	iShares® Russell 2000® Growth Index ETF	440,440
18,000	SPDR Barclays Convertible Securities ETF	813,600

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,926,276)		2,115,205

PREFERRED STOCKS-1.6%
	Diversified Banks-0.4%
15,000	Wells Fargo & Co., 5.200%	315,300

	Investment Banking & Brokerage-0.5%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%	419,790

	Regional Banks-0.4%
15,000	The PNC Financial Services Group, Inc., 5.375%	328,350

Shares/Principal Amount		Value
	Specialized REITS-0.3%
10,000	Public Storage, 5.900%(1)	$227,900

TOTAL PREFERRED STOCKS
(Cost $1,395,720)		1,291,340

CORPORATE BONDS-18.4%
	Automobile Manufacturers-2.1%
$750,000	Ford Motor Credit Co. LLC, Sr. Unsecured Notes, 4.375%, 8/6/2023	752,239
1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(2)	934,928
		1,687,167
	Communications Equipment-1.4%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,112,345

	Computer Hardware-2.7%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	510,910
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,033,128
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	635,960
		2,179,998
	Diversified Chemicals-1.1%
1,000,000	The Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	922,992

	Health Care Equipment-0.7%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	548,469

	Health Care Services-0.6%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	523,781

	Industrial Conglomerates-1.8%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	523,211
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 1.254%, 3/15/2023(3)	496,264
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(2)	500,108

Shares/Principal Amount		Value
		$1,519,583
	Investment Banking & Brokerage-0.7%
$500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	554,611

	Life Sciences Tools & Services-0.6%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	465,116

	Networking Products-0.6%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	516,227

	Oil & Gas Exploration & Production-0.6%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	479,698

	Other Diversified Financial Services-3.1%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.204%, 4/1/2014(3)	1,003,084
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,060,436
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(2)	486,291
		2,549,811
	Packaged Foods & Meats-0.6%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	466,875

	Regional Banks-0.6%
$500,000	PNC Bank NA, 2.950%, 1/30/2023	464,010

	REITS - Healthcare-0.6%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	524,834

	Specialty Stores-0.6%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	512,530

TOTAL CORPORATE BONDS
(Cost $14,724,275)		15,028,047

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-3.5%
	Federal National Mortgage Association-2.3%
$888,126	Series 2012-100, Class NA, 2.000%, 11/25/2041	$876,746
986,952	Series 2013-72, Class HG, 3.000%, 4/25/2033	1,006,481
	Government National Mortgage Association-1.2%
984,010	Series 2013-88, Class LV, 2.500%, 9/16/2026(3)	966,885

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,889,150)		2,850,112

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-2.3%
	Federal Home Loan Mortgage Corp.-0.0%(4)
9,968	Pool E84004, 6.000%, 6/1/2016	10,334

	Federal National Mortgage Association-2.3%
90,433	Pool 254831, 5.000%, 8/1/2023	98,015
968,510	Pool MA1449, 3.000%, 5/1/2028	990,554
394,409	Pool AE0375, 4.000%, 7/1/2025	419,343
356,043	Pool AD6175, 4.000%, 9/1/2025	378,550
		1,886,462
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $1,856,656)		1,896,796

U.S. GOVERNMENT AGENCY SECURITIES-4.6%
	Federal Home Loan Banks-2.3%
450,000	5.250%, 6/10/2022	527,152
500,000	1.250%, 10/25/2022(2)	465,003
952,381	2.900%, 9/5/2025	871,192
		1,863,347

	Federal Home Loan Mortgage Corp.-2.3%
750,000	2.050%, 5/22/2023	692,168
750,000	3.050%, 6/27/2023	724,571
500,000	2.500%, 12/26/2025	452,165
		1,868,904

Shares/Principal Amount		Value

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $3,843,121)		$3,732,251
TAXABLE MUNICIPAL BONDS-6.7%
	Alaska-0.6%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	534,360

	Florida-0.6%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	460,874

	Michigan-1.0%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	285,530
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	552,060
		837,590
	Ohio-1.4%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	528,665
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	653,499
		1,182,164
	Pennsylvania-1.7%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	571,310
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	515,655
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	302,018
		1,388,983
	Virginia-0.7%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	552,885

Shares/Principal Amount		Value
	Wisconsin-0.7%
$500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	$548,250

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $5,114,083)		5,505,106

NON-TAXABLE MUNICIPAL BONDS-0.6%
	West Virginia-0.6%
500,000	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities), Series B, 5.000%, 4/1/2029, (NATL-RE FGIC)	511,855

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $502,814)		511,855

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
705,768	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	705,768

TOTAL SHORT TERM INVESTMENTS
(Cost $705,768)		705,768

TOTAL INVESTMENTS-100.2%
(Cost $69,185,821)		82,000,592
OTHER ASSETS AND LIABILITIES- NET(5)-(0.2)%		(153,563)
NET ASSETS-100.0%		$81,847,029

NATL-RE	-	Third party insurer for municipal debt securities.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS		Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit.
SA		Generally designates corporations in various countries, mostly those employing the civil law
SPDR		Standard & Poor’s Depository Receipts
Sr.	-	Senior.

See accompanying Notes to Quarterly Portfolio of Investments.

(1)	Non-income producing security.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2013.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.
(4)	Amount represents less than 0.05% of net assets.
(5)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2013.

The following acronyms are used throughout this portfolio:

ADR		American Depositary Receipt.
EAFE		Europe, Australia, Far East
ETF	-	Exchange Traded Fund.
FGIC	-	Financial Guaranty Insurance Co.
LLC		Limited Liability Company
Ltd.	-	Limited.
MSCI		Morgan Stanley Capital International

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2013 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-42.2%
	Federal Home Loan Mortgage Corp.-23.1%
$423,753	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$448,218
211,438	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	219,982
1,274,871	Series 2005-3030, Class FL, 0.582%, 9/15/2035, REMIC(1)	1,274,227
85,261	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	85,629
168,552	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	171,837
103,495	Series 2007-3342, Class FT, 0.632%, 7/15/2037, REMIC(1)	103,321
759,138	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	795,219
311,472	Series 2009-3540, Class KF, 1.232%, 11/15/2036, REMIC(1)	315,202
2,397,545	Series 2010-3758, Class FB, 0.682%, 11/15/2040, REMIC(1)	2,383,620
5,310,525	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	5,363,949
2,187,891	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,216,343
12,196,394	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	12,114,373
6,670,390	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	6,676,606
8,327,892	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC(1)	8,354,808
4,068,688	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	4,118,375
6,430,758	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	6,282,407
5,871,567	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	5,652,992
4,767,716	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	4,678,650
		61,255,758
	Federal National Mortgage Association-18.0%
3,031,148	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	3,201,117
4,127,903	Series 2005-13, Class FQ, 0.579%, 3/25/2035, REMIC(1)	4,129,248
364,635	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	371,915
1,644,570	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,645,685

Shares/Principal Amount		Value
$2,871,818	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	$2,969,936
5,099,959	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC(1)	5,065,662
4,644,096	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	4,522,704
4,241,681	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	4,200,829
4,317,579	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	4,347,107
4,101,317	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	4,084,498
4,283,345	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	4,413,772
3,868,433	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	3,776,066
4,729,763	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	4,848,499
		47,577,038
	Government National Mortgage Association-1.1%
2,832,628	Series 2011-11, Class PC, 2.000%, 4/20/2040	2,801,045

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,721,675)		111,633,841

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-18.8%
	Federal Home Loan Mortgage Corp.-2.0%
917,485	Pool C90993, 5.500%, 10/1/2026	997,621
841,734	Pool G30387, 5.500%, 2/1/2028	913,296
1,013,855	Pool C91349, 4.500%, 12/1/2030	1,102,122
2,234,136	Pool C91361, 4.000%, 3/1/2031	2,356,480
		5,369,519
	Federal National Mortgage Association-16.8%
1,027,304	Pool 972080, 5.000%, 2/1/2023	1,104,426
1,632,473	Pool AM2737, 1.660%, 3/1/2023	1,609,211
854,611	Pool 255857, 5.500%, 8/1/2025	938,532
1,934,898	Pool 255994, 5.500%, 11/1/2025	2,131,843
2,697,602	Pool 256041, 5.500%, 12/1/2025	2,958,300
354,498	Pool 256198, 5.500%, 4/1/2026	389,041

Shares/Principal Amount		Value
$730,713	Pool 831505, 5.500%, 4/1/2026	$801,538
856,584	Pool 256272, 5.500%, 6/1/2026	938,160
1,272,581	Pool 256275, 6.000%, 6/1/2026	1,394,478
379,193	Pool 256311, 6.000%, 7/1/2026	415,362
8,506,097	Pool MA0641, 4.000%, 2/1/2031	9,073,709
4,581,897	Pool MA0645, 4.000%, 2/1/2031	4,886,415
3,610,745	Pool MA0695, 4.000%, 4/1/2031	3,851,336
2,214,582	Pool MA0756, 4.000%, 5/1/2031	2,361,382
6,306,793	Pool MA0818, 4.000%, 8/1/2031	6,752,229
4,918,394	Pool MA1459, 3.000%, 6/1/2033	4,925,737
		44,531,699
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $47,579,474)		49,901,218

U.S. GOVERNMENT AGENCY SECURITIES-9.0%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,422,634

	Federal Farm Credit Bank-1.7%
5,000,000	2.100%, 12/5/2022	4,597,705

	Federal Home Loan Mortgage Corp.-2.5%
3,000,000	2.080%, 5/22/2023	2,726,037
2,000,000	3.050%, 6/27/2023	1,932,190
2,000,000	3.000%, 12/19/2025	1,885,476
		6,543,703

	Federal National Mortgage Association-3.5%
4,794,789	2.000%, 2/25/2033	4,621,113
4,802,777	1.750%, 1/25/2042	4,628,753
		9,249,866

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $24,824,550)		23,813,908

U.S. TREASURY BONDS-4.5%
	U.S. Treasury Bonds-4.5%
8,000,000	7.625%, 2/15/2025	11,823,128

TOTAL U.S. TREASURY BONDS
(cost $12,788,887)		11,823,128

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-19.0%
	Alaska-0.4%
$880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	$947,857

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,117,760

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	555,450

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,066,490
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,092,040
		2,158,530
	Illinois-1.6%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,104,350
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	499,918
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,111,740
250,000	Sangamon County School District No. 186 Springfield, Build America General Obligation Bonds, 5.950%, 2/1/2025	252,337
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	167,111
1,000,000	6.650%, 1/1/2026	1,158,490
		4,293,946
	Indiana-0.9%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	510,813

Shares/Principal Amount		Value
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
$770,000	3.100%, 1/15/2023	$712,142
700,000	3.150%, 7/15/2023	647,997
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	499,760
		2,370,712
	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	481,509
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	222,010
380,000	5.500%, 9/1/2023	420,995
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	342,261
		1,466,775
	Kentucky-3.1%
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,281,130
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,659,091
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	317,412
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	316,611
315,000	5.250%, 12/1/2025	332,265
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,017,946
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,088,320
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	999,450
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	539,405
500,000	5.500%, 12/1/2025	541,705
		8,093,335

Shares/Principal Amount		Value
	Michigan-1.1%
$570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	$627,382
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	326,329
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	888,797
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,078,570
		2,921,078
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	526,935

	Mississippi-0.1%
240,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	264,194

	Missouri-1.5%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,772,069
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,218,420
		3,990,489
	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	238,414

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	485,820

	New York-0.2%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	664,670

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,037,443

Shares/Principal Amount		Value
	Ohio-3.2%
$1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	$1,358,175
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	292,054
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	986,450
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	543,835
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	548,235
1,085,000	Jackson City, Ohio, School District Unlimited General Obligation Unlimited Bonds, 3.000%, 12/1/2024	993,578
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	195,743
260,000	5.500%, 12/1/2022	281,803
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,017,230
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	636,208
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	747,744
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	964,413
		8,565,468
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,069,850
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	834,038
		1,903,888
	Pennsylvania-1.1%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,018,540

Shares/Principal Amount		Value
$1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	$1,052,240
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	911,970
		2,982,750
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	961,602

	Texas-1.5%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	531,250
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,133,340
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,296,760
		3,961,350
	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	544,530

	West Virginia-0.1%
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	229,523

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $49,115,441)		50,282,519

SHORT TERM INVESTMENTS-6.4%
	Mutual Funds-6.4%
16,987,958	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	16,987,958

TOTAL SHORT TERM INVESTMENTS
(Cost $16,987,958)		16,987,958

TOTAL INVESTMENTS-99.9%
(Cost $264,017,985)		264,442,572
OTHER ASSETS AND LIABILITIES- NET(3)-0.1%		142,234
NET ASSETS-100.0%		$264,584,806

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $3,422,634 or 1.3% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2013.

The following acronyms are used throughout this portfolio:

REMIC	-	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2013 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.5%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$957,695

	Nevada-0.2%
285,000	County of Washoe, Nevada, General Obligation Limited Bonds, Series B, 3.000%, 3/1/2025	259,131

	New Jersey-0.5%
500,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 3.000%, 9/1/2025	496,520

	New Mexico-0.1%
135,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	121,669

	Ohio-1.8%
500,000	City of Toledo, Ohio, Water System Revenue Bonds, 3.000%, 11/15/2026	449,400
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	363,348
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,243,627
		2,056,375
	Pennsylvania-0.5%
345,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	350,461
200,000	Township of Heidelberg, Pennsylvania, Revenue Bonds, 2.875%, 12/1/2027	169,222
		519,683
	Texas-2.5%
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	545,960
1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,038,850

Shares/Principal Amount		Value
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
$435,000	3.375%, 9/1/2025	$395,128
455,000	3.500%, 9/1/2026	412,048
475,000	3.500%, 9/1/2027	418,594
		2,810,580
	West Virginia-92.0%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,230,267
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
365,000	4.750%, 12/1/2019	376,709
880,000	4.125%, 12/1/2030	818,559
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	842,160
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	255,955
500,000	Series A, 2.200%, 12/1/2022	475,535
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,045,000	Series A, 3.500%, 10/1/2023	1,054,071
400,000	Series A, 4.650%, 10/1/2025	400,000
700,000	Series A, 4.650%, 3/1/2037	649,978
135,000	Series B, 4.800%, 10/1/2025	135,101
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	622,046
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	200,657
205,000	3.750%, 6/1/2025	211,193
215,000	3.850%, 6/1/2026	220,738
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	203,598
205,000	Series A, 3.600%, 10/1/2015	211,179
200,000	Series A, 3.800%, 10/1/2016	205,736

Shares/Principal Amount		Value
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
$190,000	Series A, 2.750%, 12/1/2018	$185,161
195,000	Series A, 2.750%, 12/1/2019	186,638
895,000	Series A, 4.400%, 8/1/2025	899,332
245,000	Series A, 3.500%, 12/1/2026	217,709
250,000	Series A, 3.600%, 12/1/2027	220,360
265,000	Series A, 3.700%, 12/1/2028	232,278
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	478,452
515,000	2.750%, 7/1/2023	470,211
500,000	4.000%, 7/1/2024	511,580
605,000	3.000%, 7/1/2025	547,295
575,000	3.100%, 7/1/2026	512,900
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
55,000	3.000%, 10/1/2013	55,000
150,000	3.500%, 10/1/2016	151,383
230,000	4.000%, 10/1/2020	230,524
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	238,310
490,000	Series A, 3.500%, 9/1/2027, (AGM)	468,807
500,000	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds, 4.000%, 6/1/2026	510,440
	Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	386,696
600,000	Series A, 2.200%, 9/1/2019	574,482
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,285,984
1,000,000	Series B, 3.100%, 6/1/2025	912,280
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	245,992
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,139,050
1,405,000	2.450%, 6/1/2026	1,198,338
610,000	2.625%, 6/1/2028	493,771
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	142,821
135,000	Series A, 3.250%, 6/1/2023	126,020
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,290,561
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,091,490

Shares/Principal Amount		Value
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
$860,000	Series A, 5.250%, 7/1/2020	$882,558
500,000	Series A, 5.000%, 7/1/2030	507,725
525,000	Series A, 5.250%, 7/1/2035	526,255
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	522,115
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	138,520
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	2,004,710
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	508,580
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	616,584
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,600,923
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,261,442
823,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	824,407
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,230,829
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,190,200
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,560,195
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	1,681,443

Shares/Principal Amount		Value
$1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	$1,047,700
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,238,541
755,000	Series B, 3.500%, 11/1/2026	725,774
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	949,725
860,000	4.750%, 6/1/2022	885,310
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	265,101
150,000	Series A, 3.000%, 8/1/2015	155,753
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,699,399
365,000	Series B, 3.375%, 10/1/2023	368,446
390,000	Series B, 3.500%, 10/1/2024	392,710
415,000	Series B, 3.625%, 10/1/2025	416,863
435,000	Series B, 3.750%, 10/1/2026	435,596
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	1,951,518
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	577,427
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,033,510
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,683,555
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	254,387
405,000	Series A, 4.000%, 4/1/2020	443,754
300,000	Series A, 4.250%, 4/1/2023	311,949
485,000	Series A, 5.000%, 4/1/2026	539,432
150,000	Series B, 5.000%, 4/1/2016	153,557
40,000	Series B, 5.000%, 4/1/2016	40,823

Shares/Principal Amount		Value
$2,315,000	Series B, 5.000%, 4/1/2018, (NATL-RE FGIC)	$2,369,889
360,000	Series B, 3.200%, 4/1/2024	356,828
2,805,000	Series B, 5.000%, 4/1/2024, (NATL-RE FGIC)	2,871,507
375,000	Series B, 3.375%, 4/1/2025	371,996
385,000	Series B, 3.500%, 4/1/2026	380,007
400,000	Series B, 3.600%, 4/1/2027	392,860
1,000,000	Series B, 5.000%, 4/1/2029, (NATL-RE FGIC)	1,023,710
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,073,831
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,061,100
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	300,654
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	598,116
685,000	Series A, 2.000%, 11/1/2018	682,431
325,000	Series A, 3.600%, 5/1/2022	331,104
840,000	Series A, 3.200%, 11/1/2023	834,968
1,000,000	Series A, 3.800%, 11/1/2024	1,014,250
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	493,708
450,000	4.250%, 7/1/2018	499,262
500,000	Series A, 3.000%, 7/1/2025	459,140
700,000	Series A, 3.125%, 7/1/2026	636,468
200,000	Series B, 3.000%, 7/1/2018	210,584
370,000	Series B, 4.000%, 7/1/2023	388,733
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	861,289
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	534,235
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	292,242
335,000	Series A, 3.000%, 10/1/2020	324,890
340,000	Series A, 2.550%, 10/1/2021	314,493
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	368,245
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,110,330

Shares/Principal Amount		Value
$500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	$523,730
345,000	Series B, 5.000%, 10/1/2025	385,662
750,000	Series B, 4.125%, 10/1/2031	731,835
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,047,460
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,335,512
500,000	Series C, 5.000%, 10/1/2034, (AGM)	523,730
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,094,920
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018, (AMBAC)	2,020,000
250,000	Series A, 5.000%, 10/1/2028, (AMBAC)	252,500
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,154,190
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	520,190
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), 4.000%, 11/1/2025	1,458,765
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
725,000	4.000%, 11/1/2025	758,140
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,049,880
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	919,017
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,033,030
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	506,300
1,000,000	Series B, 5.000%, 11/1/2029, (AMBAC)	1,011,810
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	536,730
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,054,890
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	665,736
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,159,690

Shares/Principal Amount		Value
$395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL-RE FGIC)	$326,546
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
370,000	Series A, 3.250%, 6/1/2015	387,945
700,000	Series A, 3.500%, 6/1/2016, (AGM)	753,508
625,000	Series A, 3.000%, 6/1/2018	656,088
875,000	Series A, 3.000%, 6/1/2019	909,685
500,000	Series A, 4.250%, 6/1/2026, (AGM)	512,245
500,000	Series A, 4.750%, 6/1/2036, (AGM)	509,605
		102,700,872
TOTAL MUNICIPAL BONDS
(Cost $109,806,642)		109,922,525

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
255,510	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	255,510

TOTAL SHORT TERM INVESTMENTS
(Cost $255,510)		255,510

TOTAL INVESTMENTS-98.7%
(Cost $110,062,152)		110,178,035
OTHER ASSETS AND LIABILITIES- NET(1)-1.3%		1,485,641
NET ASSETS-100.0%		$111,663,676

(1) Assets, other than investments in securities, less liabilities.

Note	:	The categories of investments are shown as a percentage of net assets at September 30, 2013.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2013 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

¡	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
¡	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
¡	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2013, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$78,310,182	$–	$–	$78,310,182
Exchange Traded Funds	3,540,210	–	–	3,540,210
Short Term Investments	3,522,602	–	–	3,522,602

Total	$85,372,994	$–	$–	$85,372,994

WesMark Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$305,823,275	$–	$–	$305,823,275
Short Term Investments	12,120,406	–	–	12,120,406

Total	$317,943,681	$–	$–	$317,943,681

WesMark Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$48,364,112	$–	$–	$48,364,112
Exchange Traded Funds	2,115,205	–	–	2,115,205
Preferred Stocks	1,291,340	–	–	1,291,340
Corporate Bonds	–	15,028,047	–	15,028,047
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,850,112	–	2,850,112
U.S. Government Agency - Mortgage Backed Securities	–	1,896,796	–	1,896,796
U.S. Government Agency Securities	–	3,732,251	–	3,732,251
Taxable Municipal Bonds	–	5,505,106	–	5,505,106
Non-Taxable Municipal Bonds	–	511,855	–	511,855
Short Term Investments	705,768	–	–	705,768

Total	$52,476,425	$29,524,167	$–	$82,000,592

WesMark Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency - Collateralized Mortgage Obligations	$–	$111,633,841	$–	$111,633,841
U.S. Government Agency - Mortgage Backed Securities	–	49,901,218	–	49,901,218
U.S. Government Agency Securities	–	23,813,908	–	23,813,908
U.S. Treasury Bonds	–	11,823,128	–	11,823,128
Taxable Municipal Bonds	–	50,282,519	–	50,282,519
Short Term Investments	16,987,958	–	–	16,987,958

Total	$16,987,958	$247,454,614	$–	$264,442,572

WesMark West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Municipal Bonds	$–	$109,922,525	$–	$109,922,525
Short Term Investments	255,510	–	–	255,510

Total	$255,510	$109,922,525	$–	$110,178,035

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2013. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no significant transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West

Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Unrealized Appreciation/(Depreciation)

At September 30, 2013 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$55,849,301
Gross unrealized appreciation	29,839,589
Gross unrealized depreciation	(315,896)
Net unrealized appreciation	$29,523,693

Growth Fund
Aggregate tax cost	$239,295,270
Gross unrealized appreciation	79,736,284
Gross unrealized depreciation	(1,087,873)
Net unrealized appreciation	$78,648,411

Balanced Fund
Aggregate tax cost	$69,185,821
Gross unrealized appreciation	13,735,754
Gross unrealized depreciation	(920,983)
Net unrealized appreciation	$12,814,771

Government Bond Fund
Aggregate tax cost	$264,017,985
Gross unrealized appreciation	5,332,833
Gross unrealized depreciation	(4,908,246)
Net unrealized appreciation	$424,587

West Virginia Municipal Bond Fund
Aggregate tax cost	$110,062,152
Gross unrealized appreciation	2,391,976

Gross unrealized depreciation	(2,276,093)
Net unrealized appreciation	$115,883

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2013, 46% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 19, 2013

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 19, 2013